ACCOUNTS PAYABLE AND ACCURED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and accrued liabilities	$ 34,219	$ 43,488
Accrued property taxes	52,936	30,524
AIP liability (Note 31)	10,327	12,137
Income taxes payable	11,650	1,982
Interest payable	24,731	12,944
Deferred income	801	45
Current portion of lease obligations	3,609	1,834
Total amounts payable and accrued liabilities	$ 138,273	$ 102,954